Share Based Compensation - 2018 Equity Incentive Plan (Narratives) (Details)	3 Months Ended
Dec. 31, 2018 shares
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation term (years)	10 years
Vesting Group One
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)	4 years
Award vesting percentage	25.00%
Vesting Group One | Performance Based
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)	4 years
Award vesting percentage	25.00%
Vesting Group Two
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)	3 years
Vesting Group Two | Performance Based
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)	3 years
2018 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Shares authorized for distribution (shares)	14,000,000
Increase in reserved shares term	10 years
Periodical increase in authorized shares (percentage)	4.00%
2018 Equity Incentive Plan | Ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award
Shares authorized for distribution (shares)	3,281,622
2018 Equity Incentive Plan - New | Ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award
Shares authorized for distribution (shares)	3,025,548
2018 Equity Incentive Plan - Shares Available Under 2017 Plan | Ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award
Shares authorized for distribution (shares)	256,074